Income tax (Details 3) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets:
Total deferred income tax assets	$ 1,125,047	$ 1,165,543
Deferred income tax liabilities:
Total deferred income tax liabilities	856,776	945,227
Deferred taxes	268,271	220,316	$ 197,548
Lease liabilities [member]
Deferred income tax assets:
Total deferred income tax assets	871,608	899,011
Unearned Transportation Revenue [Member]
Deferred income tax assets:
Total deferred income tax assets	14,440	13,392
Aircraft And Engine Lease Return Obligation [Member]
Deferred income tax assets:
Total deferred income tax assets	98,933	86,696
Unused tax losses [member]
Deferred income tax assets:
Total deferred income tax assets	234	39,360
Intangible Tax Assets [Member]
Deferred income tax assets:
Total deferred income tax assets		23,190
Allowance for credit losses [member]
Deferred income tax assets:
Total deferred income tax assets	431	411
Other Financing Agreements [Member]
Deferred income tax assets:
Total deferred income tax assets	92,640	45,919
Employee Benefits [Member]
Deferred income tax assets:
Total deferred income tax assets	4,256	4,220
Employee Profit Sharing [Member]
Deferred income tax assets:
Total deferred income tax assets	8,195	375
Financial Instruments Deferred Tax Assets [Member]
Deferred income tax assets:
Total deferred income tax assets	317	121
Provisions [Member]
Deferred income tax assets:
Total deferred income tax assets	33,993	52,848
Right-of-use assets [member]
Deferred income tax liabilities:
Total deferred income tax liabilities	659,190	735,092
Deductible Supplemental Rent [Member]
Deferred income tax liabilities:
Total deferred income tax liabilities	59,844	72,521
Rotable Spare Parts Furniture And Equipment Net [Member]
Deferred income tax liabilities:
Total deferred income tax liabilities	120,585	120,846
Inventory [Member]
Deferred income tax liabilities:
Total deferred income tax liabilities	5,262	4,835
Other Prepayment [Member]
Deferred income tax liabilities:
Total deferred income tax liabilities	2,981	2,602
Prepaid Expenses And Other Assets [Member]
Deferred income tax liabilities:
Total deferred income tax liabilities	$ 8,914	$ 9,331